Note 13 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for doubtful accounts	$ 1,347	$ 572
Allowance for inventory reserves	12	15
Employee benefits	2,074	667
Deductible goodwill and other intangibles	45,858	6,977
Other reserves	4,329	3,384
Depreciation		683
Deferred revenue $1,152	4,491	5,251
Net operating loss $1,152	5,540
Other	2,466	834
Deferred tax asset	66,117	18,383
Valuation allowance	(49,523)
Deferred tax asset	16,594	18,383
Deferred tax liabilities:
Depreciation	(60,558)	(78,518)
Intangibles		(6,032)
Accrued liabilities		(3,161)
Investment	(26,044)
Other		(2,650)
Deferred tax liability	(86,602)	(90,361)
Net deferred tax liability	$ (70,008)	$ (71,978)